Related Parties - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Assets	R$ 65	R$ 49
Liability	(6,623)	(5,758)
Expense	R$ (58)	R$ (28)